Summary of Material Information about Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Summary of expected useful lives	The normal expected useful lives of the major categories of PP&E are:

•Leasehold improvements	shorter of the lease term or useful life
•Plant and machinery	5 years
•Furniture, fittings and equipment	5 years